Income taxes (Schedule of the Provision for Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income taxes [Abstract]
Current tax expenses	$ 8,147	$ 4,148	$ 2,592
Deferred tax benefit	(1,961)	(4,148)	(2,592)
Income tax expenses	$ 6,186